Fair Value measurement - Summary Of Changes In The Fair Value (Detail) $ in Thousands	12 Months Ended
Jun. 30, 2022 USD ($) shares
Disclosure In Tabular Form Of Summary Of Changes In Fair Value Of Warrant Liability [Line Items]
Beginning balance Shares | shares	0
Beginning balance	$ 0
Warrants liability assumed in Business Combination shares | shares	21,783,259
Warrants liability assumed in Business Combination	$ 32,240
Reclassification of warrants to stockholders' deficit due to exercise shares | shares	(12,504,982)
Reclassification of warrants to stockholders' deficit due to exercise	$ (23,391)
Change in fair value	3,491
Ending balance	$ 12,340
Ending balance shares | shares	9,278,277
Public Warrants [Member]
Disclosure In Tabular Form Of Summary Of Changes In Fair Value Of Warrant Liability [Line Items]
Beginning balance Shares | shares	0
Beginning balance	$ 0
Warrants liability assumed in Business Combination shares | shares	13,416,592
Warrants liability assumed in Business Combination	$ 19,857
Reclassification of warrants to stockholders' deficit due to exercise shares | shares	(4,379,462)
Reclassification of warrants to stockholders' deficit due to exercise	$ (11,364)
Change in fair value	3,526
Ending balance	$ 12,019
Ending balance shares | shares	9,037,130
Private Warrants [Member]
Disclosure In Tabular Form Of Summary Of Changes In Fair Value Of Warrant Liability [Line Items]
Beginning balance Shares | shares	0
Beginning balance	$ 0
Warrants liability assumed in Business Combination shares | shares	8,366,667
Warrants liability assumed in Business Combination	$ 12,383
Reclassification of warrants to stockholders' deficit due to exercise shares | shares	(8,125,520)
Reclassification of warrants to stockholders' deficit due to exercise	$ (12,027)
Change in fair value	(35)
Ending balance	$ 321
Ending balance shares | shares	241,147